UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Absolute Return Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Absolute Return Fund
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 48.1%
Basic Materials 0.1%:
81	FMC Corp.	$4,214

Communications: 8.2%
2,570	Cablevision Systems Corp. *	89,796
1,180	Directv Group Inc.*	28,650
5,506	EchoStar Communications Corp. *	257,736
1,846	Idearc, Inc. *	58,094
2,872	Interpublic Group of Cos, Inc. *	29,811
1,539	Qwest Communications International, Inc. *	14,097
1,635	US Cellular Corp. *	160,557
152	WebMD Health Corp.*	7,919
		646,660
Consumer Cyclical: 14.6%
2,982	AMR Corp. *	66,469
3,920	Delta Air Lines, Inc.*	70,364
21,274	Ford Motor Co.	180,616
3,824	General Motors Corp.	140,341
4,024	Goodyear Tire & Rubber Co. *	122,370
3,071	Hanesbrands, Inc. *	86,172
10,326	Ingram Micro, Inc. *	202,493
450	Penske Automotive Group, Inc	9,108
1,985	RITE AID CORP.*	9,171
4,091	Tech Data Corp. *	164,131
603	TRW Automotive Holdings Corp. *	19,103
1,102	WESCO International Inc. *	47,320
342	Whirlpool Corp.	30,472
		1,148,130
Consumer Non-Cyclical: 9.1%
2,008	AmerisourceBergen Corp.	91,023
1,921	Avis Budget Group, Inc. *	43,972
380	Convergys Corp. *	6,597
2,786	Health Net, Inc. *	150,583
597	Hertz Global Holding, Inc.	13,564
2,364	Humana Inc. *	165,196
280	Manpower Inc.	18,018
72	Medco Health Solutions, Inc.	6,508
772	Smithfield Foods Inc. *	24,318
10,843	Tyson Foods, Inc.	193,548
		713,327
Financial: 2.9%
1,066	American Financial Group, Inc. *	30,402
2	American National Insurance Co.	263
1859	AmeriCredit Corp. *	32,681
1,217	Charles Schwab Co.	26,287
869	Discover Financial Services	18,075
2	First Citizens Bancorporation*	349
1,337	J.P.Morgan Chase & Co.	61,261
1,168	The Travelers Co., Inc.	58,797
		228,115
Industrial: 11.6%
122	Armstrong World Industries, Inc.*	4,952
5,381	Arrow Electronics, Inc. *	228,800
4,655	Avnet, Inc. *	185,548
4,659	Crown Holdings, Inc *	106,039
166	Lennox International Inc.	5,611
1,212	Owens Corning, Inc.*	30,361
2,203	Owens-Illinois, Inc. *	91,314
1,474	Ryder System, Inc.	72,226
1,887	Shaw Group Inc .*	109,635
1,883	Tyco Electronics Ltd. *	66,715
468	Vishay Intertechnology, Inc. *	6,098
		907,299
Technology: 1.4%
1,368	Computer Sciences Corp. *	76,471
929	Electronic Data Systems Corp.	20,289
177	Fairchild Semicon International, Inc. *	3,306
1,322	Unisys Corp. *	8,752
		108,818
Utilities: 0.2%
518	Reliant Energy, Inc. *	13,261
Total Common Stocks
(Cost: $3,256,236)
		3,769,824

EXCHANGE TRADED FUNDS: 28.0%
2,400	China Fund, Inc.	118,080
6,709	DWS Global Commodities Stock Fund, Inc.	131,563
925	iShares Dow Jones US Aerospace & Defense Index Fund	64,408
1,200	iShares Lehman 7-10 Year Treasury Bond Fund	100,608
1,150	iShares Lehman 20+ Year Treasury Bond Fund	102,085
575	iShares S&P Global 100 Index Fund	47,788
13,300	John Hancock Tax-Advantaged Dividend Income Fund	251,503
49,650	MFS Intermediate Income Trust	304,354
50,500	MFS Multimarket Income Trust	296,435
2,650	PowerShares Aerospace & Defense Portfolio	62,832
3,525	PowerShares DB Agriculture Fund*	103,988
3,200	PowerShares Dynamic Technology Sector Portfolio *	88,704
3,450	PowerShares Global Clean Energy Portfolio	99,015
3,285	PowerShares Global Water Portfolio	70,135
2,700	PowerShares Global Water Portfolio	69,633
4,400	Powershares WilderHill Clean Energy Portfolio	100,716
3,500	PoweShares Dynamic Oil & Gas Portfolio	97,055
1,700	Rydex S&P Equal Weight Technology ETF	90,559
Total Exchange Traded Funds
(Cost: $2,076,808)
		2,199,461

REPURCHASE AGREEMENT: 17.7%	Principal
State Street Bank & Trust Co.,	Amount
3.80% (dated 9/28/07, due 10/1/07,
repurchase price $1,391,440
collateralized by $1,425,000
Federal Home Loan Bank,
3.75%, due 8/15/08 with a value of $1,418,914)
(Cost: $1,391,000)
	$1,391,000	1,391,000
Total Investments: 93.8%
(Cost $6,724,044) (a)
Other assets less liabilities: 6.2%		7,360,285
NET ASSETS: 100.0%		481,583
		$7,841,868

SECURITIES SOLD SHORT: (52.0)%
COMMON STOCKS: (48.3)%

Communications (5.7)%
(358)	Central European Media Enterprise Ltd	(32,832)
(5,248)	Discovery Holding Co. (Class A) *	(151,405)
(2,278)	F5 Networks Inc. *	(84,719)
(9,113)	Level 3 Communications, Inc. *	(42,375)
(3,299)	Qualcomm, Inc.	(139,416)
		(450,747)

Consumer Cyclical (9.3)%
(824)	Copa holdings S.A.	(33,001)
(305)	DreamWorks Animation SKG, Inc. *	(10,193)
(5,159)	International Game Technology	(222,353)
(3,368)	KB Home	(84,402)
(20)	Ryland Group, Inc.	(429)
(14,565)	Southwest Airlines Co. *	(215,562)
(106)	The Toro Co.	(6,236)
(1,991)	Tiffany & Co.	(104,229)
(358)	Wynn Resorts Ltd. *	(56,406)
		(732,811)
Consumer Non-Cyclical (11.0)%
(8,193)	Boston Scientific Corp. *	(114,292)
(992)	Brookdale Senior Living, Inc.	(39,492)
(704)	Clorox Co.	(42,937)
(1,035)	Colgat-Palmolive Co.	(73,816)
(573)	Cooper Cos, Inc.	(30,037)
(3,085)	Corporate Executive Board Co. *	(229,030)
(821)	LifePoint Hospitals Inc. *	(24,638)
(1,270)	Merck & Co., Inc.	(65,646)
(1,515)	Mylan Laboratories, Inc.	(24,179)
(1,037)	The Proctor & Gamble Co.	(72,943)
(1,830)	Wm. Wrigley Jr. Co.	(117,541)
(403)	Wm. Wrigley Jr. Co. (Class B)	(25,635)
		(860,186)
Energy (0.1)%
(45)	First Solar, Inc. *	(5,298)
(65)	Spectra Energy Corp.	(1,591)
		(6,889)
Financial (8.8)%
(2,035)	Bear Stearns Cos., Inc.	(249,918)
(1,543)	Commerce Bancorp, Inc.	(59,838)
(12,765)	Hudson City BanCorp, Inc. *	(196,326)
(3,772)	Leucadia National Corp. *	(181,886)
		(687,968)

Industrial (2.9)%
(9,363)	Gentex Corp.	(200,743)
(14)	Republic Services, Inc.	(458)
(395)	Stericycle, Inc. *	(22,578)
		(223,779)

Technology (9.9)%
(121)	Apple Computers, Inc. *	(18,578)
(276)	Fair Isaac Corp.	(9,966)
(1,261)	Maxim Integrated Products, Inc.*	(37,010)
(5,316)	Paychex, Inc. *	(217,956)
(380)	Pitney Bowes, Inc.	(17,260)
(13,050)	Qlogic Corp. *	(175,523)
(6,513)	Rambus, Inc. *	(124,463)
(4,263)	Silicon Laboratories, Inc. *	(178,023)
		(778,779)
Utilities (0.6)%
(1,257)	Southern Co	(45,604)

Total Common Stocks Sold Short
(Proceeds: $3,597,900)		(3,786,763)

EXCHANGE TRADED FUNDS: (3.7)%
(1,780)	iShares MSCI EAFE Index Fund	(147,010)
(960)	SPDR Trust, Series 1 *	(146,477)
Total Exchange Traded Funds Sold Short (3.7)%
(Proceeds: $267,724)		(293,487)

Total Securities Sold Short: (52.0)%
(Proceeds: $3,865,624)		$ (4,080,250)

(a)          Securities segregated for securities sold short with a market value of $8,055,479.

* Non-Income producing

Gross Unrealized Appreciation	$ 743,256
Gross Unrealized Depreciation	(139,127)
Net Unrealized Appreciation	$ 604,129

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: November 29, 2007